Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the table below sets forth information about the relationship between compensation actually paid (“
CAP
”) to our principal executive officer (“
PEO
”) and
non-PEO
NEOs and certain financial performance measures of the Company and how the Company aligns executive compensation with the Company’s performance. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with Company performance, refer to the
“Compensation Discussion and Analysis” section of this proxy statement.

	Summary Compensation Table Total (1)				Compensation Actually Paid (2)				Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid for Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on:		(GAAP)	Company Selected Perform- ance Measure
Year	PEO 1 (Kristin Dolan)	PEO 2 (Christina Spade)	PEO 3 (Matthew Blank)	PEO 4 (Joshua Sapan)	PEO 1 (Kristin Dolan)	PEO 2 (Christina Spade)	PEO 3 (Matthew Blank)	PEO 3 (Joshua Sapan)			Total Shareholder Return ($) 5	Peer Group Total Shareholder Return ($) (6)	Net Income (000’s)	(AOI) (7) (000’s)

2024	$ 8,691,058	N/A	N/A	N/A	$ 4,919,140	N/A	N/A	N/A	$3,390,980	$2,883,928	$25.06	$ 73.55	$(226,546)	$562,573

2023	$14,581,636	N/A	N/A	N/A	$13,440,517	N/A	N/A	N/A	$3,643,353	$3,766,768	$47.57	$ 62.47	$ 215,464	$670,104

2022	N/A	$21,357,041	$4,879,333	N/A	N/A	$18,097,463	$3,804,768	N/A	$6,199,787	$4,807,989	$39.67	$ 57.83	$ 7,594	$738,402

2021	N/A	N/A	$6,967,220	$15,254,942	N/A	N/A	$5,970,285	$20,988,019	$4,091,622	$3,948,665	$87.19	$105.65	$ 250,596	$816,070

2020	N/A	N/A	N/A	$11,849,849	N/A	N/A	N/A	$8,931,317	$2,583,055	$1,087,547	$90.56	$122.78	$ 239,979	$766,611

(1)
The dollar amounts reported for the PEOs, Mses. Dolan and Spade and Messrs. Blank and Sapan, under “Summary
Compensation
Table
Total” are the amounts of total compensation reported for Mses. Dolan and Spade and Messrs. Blank and Sapan in the “
Total
” column of the
Summary
Compensation Table in each applicable year.

(2)
The dollar amounts reported for Mses. Dolan and Spade and Messrs. Blank and Sapan under “Compensation Actually Paid” represent the amount of CAP to Mses. Dolan and Spade and Messrs. Blank and Sapan, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mses. Dolan and Spade and Messrs. Blank and Sapan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to Mses. Dolan and Spade and Messrs. Blank and Sapan’s total compensation for each year to determine the compensation actually
paid:

	Kristin Dolan		Christina Spade	Matthew C. Blank		Joshua Sapan

	2024	2023	2022	2022	2021	2021	2020

Total Compensation as reported in Summary Compensation Table (SCT)	$8,691,058	$14,581,636	$21,357,041	$4,879,333	$6,967,220	$15,254,942	$11,849,849

Deduct Fair value of equity awards granted during fiscal year	$(2,308,981)	$(8,816,270)	$(7,412,144)	$ —	$(4,514,809)	$(7,832,256)	$(5,551,125)

Add Fair value of outstanding and unvested equity compensation granted in current year — value at end of year-end	$1,815,641	$7,675,151	$4,695,538	$ —	$3,517,874	$3,430,534	$7,286,742

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(857,712)	$ —	$(103,654)	$(1,074,565)	$ —	$10,531,274	$(3,197,081)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(2,420,866)	$ —	$(439,318)	$ —	$ —	$(396,475)	$(1,457,069)

Compensation Actually Paid to PEO	$4,919,140	$13,440,517	$18,097,463	$3,804,768	$5,970,285	$20,988,019	$8,931,317

(3)
The dollar amounts reported under Average Summary Compensation Total for non-PEO
NEOs represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding any individual serving as our PEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Dan McDermott, Kim Kelleher, Patrick O’Connell, Salvatore Romanello, and James Gallagher; (ii) for 2023, Patrick O’Connell, James Gallagher, Dan McDermott and Kim Kelleher; (iii) for 2022, Patrick O’Connell, James Gallagher, Joshua Sapan and Kim Kelleher; (iv) for 2021, Christina Spade, James Gallagher, Michael Sherin, Donna Coleman and Ed Carroll; and (v) for 2020, Charles Dolan, Ed Carroll, James Gallagher, Donna Coleman, Chris Wymbs and Sean Sullivan.

(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding any individual serving as our PEO for such year), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages

	2024	2023	2022	2021	2020

Total Compensation as reported in Summary Compensation Table (SCT)	$3,390,980	$3,643,353	$6,199,787	$4,091,622	$2,583,055

Deduct Fair value of equity awards granted during fiscal year	$(665,896)	$(777,556)	$(581,400)	$(1,461,208)	$(801,291)

Add Fair value of outstanding and unvested equity compensation granted in current year — value at end of year-end	$543,666	$793,605	$288,261	$702,004	$726,519

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(133,710)	$53,839	$(65,843)	$687,640	$(256,673)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(251,112)	$53,526	$(1,032,816)	$(71,393)	$(145,602)

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$ —	$ —	$ —	$ —	$(1,018,461)

Compensation Actually Paid to Non-PEO NEOs	$2,883,928	$3,766,768	$4,807,989	$3,948,665	$1,087,547

(5)
Cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group Total Shareholder Return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the peer group disclosed on the Company’s Form
10-K
for the fiscal year ending in 2024. The common stocks of the following companies have been included in the peer group: Warner Bros. Discovery, Inc., The Walt Disney Company, Fox Corporation, Lions Gate Entertainment Corporation, Nexstar Media Group, Inc., Roku, Inc., and Paramount Global.

(7)
The Company defines AOI, which is a
non-GAAP
financial measure, as operating income (loss) before depreciation and amortization, cloud computing amortization, share-based compensation expense or benefit, impairment charges (including gains or losses on sales or dispositions of business), restructuring and other related charges and including the Company’s proportionate share of adjusted operating income (loss) from majority-owned equity method investees. Because it is based on operating income (loss), AOI also excludes interest expense (including cash interest expense) and other non-operating
income and expense items.

Company Selected Measure Name	AOI
Named Executive Officers, Footnote	The dollar amounts reported under Average Summary Compensation Total for non-PEO
	NEOs represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding any individual serving as our PEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Dan McDermott, Kim Kelleher, Patrick O’Connell, Salvatore Romanello, and James Gallagher; (ii) for 2023, Patrick O’Connell, James Gallagher, Dan McDermott and Kim Kelleher; (iii) for 2022, Patrick O’Connell, James Gallagher, Joshua Sapan and Kim Kelleher; (iv) for 2021, Christina Spade, James Gallagher, Michael Sherin, Donna Coleman and Ed Carroll; and (v) for 2020, Charles Dolan, Ed Carroll, James Gallagher, Donna Coleman, Chris Wymbs and Sean Sullivan.
Peer Group Issuers, Footnote	Represents the weighted peer group Total Shareholder Return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the peer group disclosed on the Company’s Form
10-K
	for the fiscal year ending in 2024. The common stocks of the following companies have been included in the peer group: Warner Bros. Discovery, Inc., The Walt Disney Company, Fox Corporation, Lions Gate Entertainment Corporation, Nexstar Media Group, Inc., Roku, Inc., and Paramount Global.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported for Mses. Dolan and Spade and Messrs. Blank and Sapan under “Compensation Actually Paid” represent the amount of CAP to Mses. Dolan and Spade and Messrs. Blank and Sapan, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mses. Dolan and Spade and Messrs. Blank and Sapan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to Mses. Dolan and Spade and Messrs. Blank and Sapan’s total compensation for each year to determine the compensation actually
paid:

	Kristin Dolan		Christina Spade	Matthew C. Blank		Joshua Sapan

	2024	2023	2022	2022	2021	2021	2020

Total Compensation as reported in Summary Compensation Table (SCT)	$8,691,058	$14,581,636	$21,357,041	$4,879,333	$6,967,220	$15,254,942	$11,849,849

Deduct Fair value of equity awards granted during fiscal year	$(2,308,981)	$(8,816,270)	$(7,412,144)	$ —	$(4,514,809)	$(7,832,256)	$(5,551,125)

Add Fair value of outstanding and unvested equity compensation granted in current year — value at end of year-end	$1,815,641	$7,675,151	$4,695,538	$ —	$3,517,874	$3,430,534	$7,286,742

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(857,712)	$ —	$(103,654)	$(1,074,565)	$ —	$10,531,274	$(3,197,081)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(2,420,866)	$ —	$(439,318)	$ —	$ —	$(396,475)	$(1,457,069)

Compensation Actually Paid to PEO	$4,919,140	$13,440,517	$18,097,463	$3,804,768	$5,970,285	$20,988,019	$8,931,317

Non-PEO NEO Average Total Compensation Amount	$ 3,390,980	$ 3,643,353	$ 6,199,787	$ 4,091,622	$ 2,583,055
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,883,928	3,766,768	4,807,989	3,948,665	1,087,547
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding any individual serving as our PEO for such year), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages

	2024	2023	2022	2021	2020

Total Compensation as reported in Summary Compensation Table (SCT)	$3,390,980	$3,643,353	$6,199,787	$4,091,622	$2,583,055

Deduct Fair value of equity awards granted during fiscal year	$(665,896)	$(777,556)	$(581,400)	$(1,461,208)	$(801,291)

Add Fair value of outstanding and unvested equity compensation granted in current year — value at end of year-end	$543,666	$793,605	$288,261	$702,004	$726,519

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(133,710)	$53,839	$(65,843)	$687,640	$(256,673)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(251,112)	$53,526	$(1,032,816)	$(71,393)	$(145,602)

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$ —	$ —	$ —	$ —	$(1,018,461)

Compensation Actually Paid to Non-PEO NEOs	$2,883,928	$3,766,768	$4,807,989	$3,948,665	$1,087,547

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures and Strategic Goals
As described in greater detail in the “Compensation Discussion & Analysis” section beginning on page 75, our approach to executive compensation is designed to directly link pay to performance, recognize both corporate and individual performance, promote long-term stock ownership, attract, retain and motivate talented executives, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices. The most important financial measures and strategic goals used by the Company to link compensation actually paid (as defined by SEC rules) to the Company’s named executive officers for the most recently completed fiscal year to the company’s performance are:

•	Adjusted Operating Income (AOI);

•	Free Cash Flow (FCF);

•	Evolve the Culture and Organization;

•	Drive Audience Engagement;

•	Improve the Customer and Partner Experience; and

•	Preserve Revenue and Free Cash Flow.

Total Shareholder Return Amount	$ 25.06	47.57	39.67	87.19	90.56
Peer Group Total Shareholder Return Amount	73.55	62.47	57.83	105.65	122.78
Net Income (Loss)	$ (226,546,000)	$ 215,464,000	$ 7,594,000	$ 250,596,000	$ 239,979,000
Company Selected Measure Amount	562,573,000	670,104,000	738,402,000	816,070,000	766,611,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income (AOI)
Non-GAAP Measure Description	The Company defines AOI, which is a
non-GAAP
financial measure, as operating income (loss) before depreciation and amortization, cloud computing amortization, share-based compensation expense or benefit, impairment charges (including gains or losses on sales or dispositions of business), restructuring and other related charges and including the Company’s proportionate share of adjusted operating income (loss) from majority-owned equity method investees. Because it is based on operating income (loss), AOI also excludes interest expense (including cash interest expense) and other non-operating
	income and expense items.
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow (FCF)
Measure:: 3
Pay vs Performance Disclosure
Name	Evolve the Culture and Organization
Measure:: 4
Pay vs Performance Disclosure
Name	Drive Audience Engagement
Measure:: 5
Pay vs Performance Disclosure
Name	Improve the Customer and Partner Experience
Measure:: 6
Pay vs Performance Disclosure
Name	Preserve Revenue and Free Cash Flow
Kristin Dolan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,691,058	$ 14,581,636
PEO Actually Paid Compensation Amount	$ 4,919,140	$ 13,440,517
PEO Name	Mses. Dolan	Mses. Dolan
Christina Spade [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 21,357,041
PEO Actually Paid Compensation Amount			$ 18,097,463
PEO Name			Spade
Matthew Blank [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,879,333	$ 6,967,220
PEO Actually Paid Compensation Amount			$ 3,804,768	$ 5,970,285
PEO Name			Messrs. Blank	Messrs. Blank
Josh Sapan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 15,254,942	$ 11,849,849
PEO Actually Paid Compensation Amount				$ 20,988,019	$ 8,931,317
PEO Name				Sapan	Sapan
PEO | Kristin Dolan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,308,981)	$ (8,816,270)
PEO | Kristin Dolan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,815,641	7,675,151
PEO | Kristin Dolan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(857,712)
PEO | Kristin Dolan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,420,866)
PEO | Christina Spade [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (7,412,144)
PEO | Christina Spade [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,695,538
PEO | Christina Spade [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(103,654)
PEO | Christina Spade [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(439,318)
PEO | Matthew Blank [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (4,514,809)
PEO | Matthew Blank [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,517,874
PEO | Matthew Blank [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,074,565)
PEO | Josh Sapan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,832,256)	$ (5,551,125)
PEO | Josh Sapan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,430,534	7,286,742
PEO | Josh Sapan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				10,531,274	(3,197,081)
PEO | Josh Sapan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(396,475)	(1,457,069)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(665,896)	(777,556)	(581,400)	(1,461,208)	(801,291)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	543,666	793,605	288,261	702,004	726,519
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,710)	53,839	(65,843)	687,640	(256,673)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (251,112)	$ 53,526	$ (1,032,816)	$ (71,393)	(145,602)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (1,018,461)